Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments (Summarized Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Investments in real estate assets, gross	$ 2,143,187	$ 2,239,160
Accumulated depreciation	(492,864)	(447,121)
Investment in real estate, net	1,650,323	1,792,039
Construction in progress	21,809	19,640
Net investment in real estate assets	1,672,132	1,811,679
Other assets	175,540	190,465
Assets	1,847,672	2,002,144
Mortgage and other indebtedness	1,456,622	1,478,601
Other liabilities	48,538	51,818
Liabilities	1,505,160	1,530,419
The Company	196,694	267,136
Other investors	145,818	204,589
Total owners' equity	342,512	471,725
Liabilities and owners' equity	1,847,672	2,002,144
Equity Method Investment, Summarized Financial Information [Abstract]
Total revenues	251,628	177,222	154,078	[1]
Depreciation and amortization	(82,534)	(58,538)	(53,951)	[1]
Other operating expenses	(76,567)	(53,417)	(48,723)	[1]
Income from operations	92,527	65,267	51,404	[1]
Interest income	1,365	1,420	1,112	[1]
Interest expense	84,421	59,972	55,161	[1]
Gain on sales of real estate assets	(2,063)	(1,744)	(1,492)	[1]
Income from discontinued operations	0	0	166	[1]
Net income (loss)	$ 11,534	$ 8,459	$ (987)	[1]

[1]	The results of operations of Plaza del Sol, which was sold in June 2010, have been reflected as discontinued operations.